Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 628,382		$ 1,129,785		$ 28,772
Cost of goods sold	1,458		11,392
Gross margin	626,924		1,118,393
Operating expenses:
Research and development		37,262	4,205	104,732	104,407	498
General and administrative	1,374,137	514,058	3,276,024	1,714,372	1,067,901	24,284
Sales and marketing	79,552	11,518	461,146	34,947	1,057,717	27,118
Total operating expenses	1,453,689	562,838	3,741,375	1,854,051	2,230,025	51,900
Loss from operations	(826,765)	(562,838)	(2,622,982)	(1,854,051)	(2,201,253)	(51,900)
Other (expense) income:
Interest expense	(392,564)	(13,408)	(1,056,391)	(22,115)	(282,483)	(541)
Loss on impairment of asset					(46,800)
Other income				10,462	10,511	80
(Loss) gain on contingent liability	(10,000)		440,000		700,000
(Loss) gain on change in fair value of derivative liability	(1,967,072)	3,194,580	7,266,703	(3,168,020)	(13,271,308)	(276,100)
Total other (expense) income	(2,369,636)	3,382,742	6,650,312	(2,978,103)
Net (loss) income	$ (3,196,401)	$ 2,618,334	$ 4,027,330	$ (5,034,538)	$ (15,091,333)	$ (328,462)
Net (loss) income per common share, basic	$ (0.32)	$ 0.42	$ 0.45	$ (0.82)
Net (loss) income per common share, basic and diluted	$ (0.32)	$ 0.34	$ 0.42	$ (0.82)	$ (0.00)	$ (0.00)
Weighted-average common shares, basic	9,857,162	6,266,468	8,853,850	6,126,544
Weighted-average common shares, diluted	9,857,162	7,600,971	9,607,448	6,126,544
Weighted-average common shares, basic and diluted					4,362,162,920	3,947,676,982